Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000244815 [Member]
Shareholder Report [Line Items]
Fund Name	TBG Dividend Focus ETF
Class Name	TBG Dividend Focus ETF
Trading Symbol	TBG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TBG Dividend Focus ETF (the “Fund”) for the period of November 6, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.tbgdividendgrowth.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$48	0.59%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 23.30% (NAV) for the Period vs 27.87% for the S&P 500 Index for the Period.
The Fund’s concentration in high-quality, high-free-cash-flow businesses with growing dividends that are trading at a discount to current market valuation multiples contributed to the Fund's performance during the Period. Of note, 31 of the Fund’s 33 holdings increased their dividends during the Period, while the other two maintained dividends at their current level. Through bottom-up, fundamental, analysis the Fund strives to identify well-run companies that, through strong balance sheets & healthy earnings, demonstrate a commitment to both growing their dividends and reinvesting in themselves to maintain competitive market positioning.

Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

CUMULATIVE TOTAL RETURNS
Since Inception (11/6/2023)
TBG Dividend Focus ETF - NAV	23.30%
TBG Dividend Focus ETF - Market	23.55%
S&P 500 Index	27.87%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.tbgdividendgrowth.com for more recent performance information.

Performance Inception Date	Nov. 06, 2023
Net Assets	$ 67,000,213
Holdings Count | holding	34
Advisory Fees Paid, Amount	$ 233,524
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$67,000,213	Portfolio Turnover Rate*	5%
# of Portfolio Holdings	34	Advisory Fees Paid	$233,524
*Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	16.6%
Consumer Staples	14.1%
Energy	13.7%
Information Technology	12.1%
Health Care	10.9%
Real Estate	6.8%
Industrials	6.7%
Utilities	4.0%
Communication Services	3.7%
Materials	3.3%
Consumer Discretionary	2.7%
Cash & Cash Equivalents	5.4%

TOP 10 HOLDINGS (as a % of Net Assets)
International Business Machines Corp.	4.2%
Simon Property Group, Inc.	4.2%
Energy Transfer LP	4.1%
American Electric Power Co., Inc.	4.0%
Gilead Sciences, Inc.	3.8%
Enterprise Products Partners LP	3.8%
Truist Financial Corp.	3.7%
Verizon Communications, Inc.	3.7%
Cisco Systems, Inc.	3.7%
Chevron Corp.	3.6%